GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Wages, salaries and related expenses	$ 18,933	$ 17,755	$ 15,274
Share base payments	31,878	32,250	9,420
Rent and office maintenance	319	549	(483)
Professional expenses	12,233	7,136	4,766
Doubtful debts	(3,167)	4,958	(1,091)
Acquisition costs	6,012	253	524
Other expenses	1,797	598	1,268
Total general and administrative expense	$ 68,005	$ 63,499	$ 29,678